Notes Payable - Schedule of Notes Payable (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 20, 2011
Notes payable total	$ 397,948	$ 144,948	$ 43,828	$ 100,000
Less current portion	(397,948)	(144,948)	(43,828)
Notes payable non-current	0	0	0
12% Notes Payable Entered In August 2011 [Member]
Notes payable total	14,448	14,948
12% Notes Payable Entered In August 2011 [Member]
Notes payable total			14,948
8% Notes Payable Entered In November 2011 [Member]
Notes payable total	20,000	20,000	20,000
8% Notes Payable Entered In January 2012 [Member]
Notes payable total	10,000	10,000
10% Secured Notes Payable Entered In December 2011 [Member]
Notes payable total	100,000	100,000	8,880
12% Notes Payeble Entered In August And September 2013 [Member]
Notes payable total	173,500
12% Secured Notes Payable Enterted In September 2013
Notes payable total	50,000
Flat Interest Rate Of Notes Payable March 2013
Notes payable total	$ 30,000